Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Schedule of changes in deferred revenue [Abstract]
Deferred revenue	[1]	$ 74,363	$ 72,307

[1]	*Includes $22.0 million and $21.1 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2022 and December 31, 2021, respectively.